Shareholder' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Federal Home Loan Banks [Abstract]
Number of Shares Issued and Outstanding and Carrying Amount of Preferred Stock

The number of shares issued and outstanding and the carrying amount of each outstanding series of the Company’s preferred stock were as follows:

	2018				2017
At December 31 (Dollars in Millions)	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount
Series A	12,510	$1,251	$145	$1,106	12,510	$1,251	$145	$1,106
Series B	40,000	1,000	–	1,000	40,000	1,000	–	1,000
Series F	44,000	1,100	12	1,088	44,000	1,100	12	1,088
Series H	20,000	500	13	487	20,000	500	13	487
Series I	30,000	750	5	745	30,000	750	5	745
Series J	40,000	1,000	7	993	40,000	1,000	7	993
Series K	23,000	575	10	565	–	–	–	–
Total preferred stock(a)	209,510	$6,176	$192	$5,984	186,510	$5,601	$182	$5,419
(a)	The par value of all shares issued and outstanding at December 31, 2018 and 2017, was $1.00 per share.

Common Stock Repurchased	The following table summarizes the Company’s common stock repurchased in each of the last three years:

(Dollars and Shares in Millions)	Shares	Value
2018	54	$2,844
2017	49	2,622
2016	61	2,600

Reconciliation of Transactions Affecting Accumulated Other Comprehensive Income (Loss) Included in Shareholders' Equity

Shareholders’ equity is affected by transactions and valuations of asset and liability positions that require adjustments to accumulated other comprehensive income (loss). The reconciliation of the transactions affecting accumulated other comprehensive income (loss) included in shareholders’ equity for the years ended December 31, is as follows:

(Dollars in Millions)	Unrealized Gains (Losses) on Investment Securities Available-For-Sale	Unrealized Gains (Losses) on Investment Securities Transferred From Available-For-Sale to Held-To-Maturity	Unrealized Gains (Losses) on Derivative Hedges	Unrealized Gains (Losses) on Retirement Plans	Foreign Currency Translation	Total

2018
Balance at beginning of period	$(357)	$17	$71	$(1,066)	$(69)	$(1,404)
Revaluation of tax related balances(a)	(77)	4	15	(229)	(13)	(300)
Changes in unrealized gains and losses	(656)	–	39	(302)	–	(919)
Foreign currency translation adjustment(b)	–	–	–	–	3	3
Reclassification to earnings of realized gains and losses	(30)	(9)	(5)	137	–	93
Applicable income taxes	174	2	(8)	42	(5)	205

Balance at end of period	$(946)	$14	$112	$(1,418)	$(84)	$(2,322)

2017
Balance at beginning of period	$(431)	$25	$55	$(1,113)	$(71)	$(1,535)
Changes in unrealized gains and losses	178	–	(5)	(41)	–	132
Foreign currency translation adjustment(b)	–	–	–	–	(2)	(2)
Reclassification to earnings of realized gains and losses	(57)	(13)	30	117	–	77
Applicable income taxes	(47)	5	(9)	(29)	4	(76)

Balance at end of period	$(357)	$17	$71	$(1,066)	$(69)	$(1,404)

2016
Balance at beginning of period	$111	$36	$(67)	$(1,056)	$(43)	$(1,019)
Changes in unrealized gains and losses	(858)	–	74	(255)	–	(1,039)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(1)	–	–	–	–	(1)
Foreign currency translation adjustment(b)	–	–	–	–	(28)	(28)
Reclassification to earnings of realized gains and losses	(22)	(18)	124	163	–	247
Applicable income taxes	339	7	(76)	35	–	305

Balance at end of period	$(431)	$25	$55	$(1,113)	$(71)	$(1,535)
(a)

Reflects the adoption of new accounting guidance on January 1, 2018 to reclassify the impact of the reduced federal statutory rate for corporations included in 2017 tax reform legislation from accumulated other comprehensive income to retained earnings.

(b)	Represents the impact of changes in foreign currency exchange rates on the Company’s investment in foreign operations and related hedges.

Impact to Net Income for Items Reclassified out of Accumulated Other Comprehensive Income and into Earnings

Additional detail about the impact to net income for items reclassified out of accumulated other comprehensive income (loss) and into earnings for the years ended December 31, is as follows:

	Impact to Net Income			Affected Line Item in the Consolidated Statement of Income
(Dollars in Millions)	2018	2017	2016
Unrealized gains (losses) on investment securities available-for-sale
Realized gains (losses) on sale of investment securities	$30	$57	$27	Total securities gains (losses), net
Other-than-temporary impairment recognized in earnings	–	–	(5)

	30	57	22	Total before tax
	(7)	(22)	(9)	Applicable income taxes

	23	35	13	Net-of-tax
Unrealized gains (losses) on investment securities transferred from available-for-sale to held-to-maturity
Amortization of unrealized gains	9	13	18	Interest income
	(2)	(5)	(7)	Applicable income taxes

	7	8	11	Net-of-tax
Unrealized gains (losses) on derivative hedges
Realized gains (losses) on derivative hedges	5	(30)	(124)	Interest expense
	(2)	11	48	Applicable income taxes

	3	(19)	(76)	Net-of-tax
Unrealized gains (losses) on retirement plans
Actuarial gains (losses) and prior service cost (credit) amortization	(137)	(117)	(163)	Other noninterest expense
	35	45	63	Applicable income taxes

	(102)	(72)	(100)	Net-of-tax

Total impact to net income	$(69)	$(48)	$(152)

Components of Company's Regulatory Capital

The following table provides the components of the Company’s regulatory capital at December 31:

(Dollars in Millions)	2018	2017

Basel III standardized approach:
Common shareholders’ equity	$45,045	$43,621
Less intangible assets
Goodwill (net of deferred tax liability)	(8,549)	(8,613)
Other disallowed intangible assets	(601)	(466)
Other(a)	(1,171)	(173)

Total common equity tier 1 capital	34,724	34,369
Qualifying preferred stock	5,984	5,419
Noncontrolling interests eligible for tier 1 capital	36	117
Other(b)	(3)	(99)

Total tier 1 capital	40,741	39,806
Eligible portion of allowance for credit losses	4,441	4,417
Subordinated debt and noncontrolling interests eligible for tier 2 capital	2,996	3,280

Total tier 2 capital	7,437	7,697

Total risk-based capital	$48,178	$47,503

Risk-weighted assets	$381,661	$367,771

Basel III advanced approaches:
Common shareholders’ equity	$45,045	$43,621
Less intangible assets
Goodwill (net of deferred tax liability)	(8,549)	(8,613)
Other disallowed intangible assets	(601)	(466)
Other(a)	(1,171)	(173)

Total common equity tier 1 capital	34,724	34,369
Qualifying preferred stock	5,984	5,419
Noncontrolling interests eligible for tier 1 capital	36	117
Other(b)	(3)	(99)

Total tier 1 capital	40,741	39,806
Eligible portion of allowance for credit losses	1,399	1,391
Subordinated debt and noncontrolling interests eligible for tier 2 capital	2,996	3,280

Total tier 2 capital	4,395	4,671

Total risk-based capital	$45,136	$44,477

Risk-weighted assets	$295,002	$287,211
(a)

Includes the impact of items included in other comprehensive income (loss), such as unrealized gains (losses) on available-for-sale securities, accumulated net gains on cash flow hedges, pension liability adjustments, etc., and the portion of deferred tax assets related to net operating loss and tax credit carryforwards not eligible for common equity tier 1 capital.

(b)	Includes the remaining portion of deferred tax assets not eligible for total tier 1 capital.

Regulatory Capital Ratios

TABLE 23	Regulatory Capital Ratios

	U.S. Bancorp		U.S. Bank National Association
At December 31 (Dollars in Millions)	2018	2017	2018	2017
Basel III standardized approach:
Common equity tier 1 capital	$34,724	$34,369	$38,318	$37,586
Tier 1 capital	40,741	39,806	38,351	37,701
Total risk-based capital	48,178	47,503	45,960	45,466
Risk-weighted assets	381,661	367,771	374,299	361,973

Common equity tier 1 capital as a percent of risk-weighted assets	9.1%	9.3%	10.2%	10.4%
Tier 1 capital as a percent of risk-weighted assets	10.7	10.8	10.2	10.4
Total risk-based capital as a percent of risk-weighted assets	12.6	12.9	12.3	12.6
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	9.0	8.9	8.6	8.6

Basel III advanced approaches:
Common equity tier 1 capital	$34,724	$34,369	$38,318	$37,586
Tier 1 capital	40,741	39,806	38,351	37,701
Total risk-based capital	45,136	44,477	42,883	42,414
Risk-weighted assets	295,002	287,211	287,897	281,659

Common equity tier 1 capital as a percent of risk-weighted assets	11.8%	12.0%	13.3%	13.3%
Tier 1 capital as a percent of risk-weighted assets	13.8	13.9	13.3	13.4
Total risk-based capital as a percent of risk-weighted assets	15.3	15.5	14.9	15.1
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio)	7.2		6.9

Bank Regulatory Capital Requirements

	Minimum	Well- Capitalized
2018
Common equity tier 1 capital as a percent of risk-weighted assets	6.375%	6.500%
Tier 1 capital as a percent of risk-weighted assets	7.875	8.000
Total risk-based capital as a percent of risk-weighted assets	9.875	10.000
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	4.000	5.000
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio)	3.000	3.000

2017
Common equity tier 1 capital as a percent of risk-weighted assets	5.750%	6.500%
Tier 1 capital as a percent of risk-weighted assets	7.250	8.000
Total risk-based capital as a percent of risk-weighted assets	9.250	10.000
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	4.000	5.000